LOSS PER CLASS A AND CLASS B ORDINARY SHARE (Tables)	6 Months Ended
Jun. 30, 2026
LOSS PER CLASS A AND CLASS B ORDINARY SHARE
Schedule of weighted average number of ordinary shares
(i)	Weighted average number of Class A and Class B ordinary shares for the purpose of basic loss per Class A and Class B ordinary share

	For the six months ended
	June 30,
	2025	2026
	Number of	Number of
	shares	shares
	(in ‘000)	(in ‘000)
Issued Class A and Class B ordinary shares as of January 1	826,214	999,268
Effect of ordinary shares issued	30,191	2,239
Effect of Class A ordinary shares surrendered	*	—
Effect of ordinary shares deemed to be in issue	50,451	14,118
Effect of repurchase of Class A ordinary shares	—	(14,544)
Weighted average number of Class A and Class B ordinary shares for the period	906,856	1,001,081

* Represents shares less than 1,000.

Note:

(i)	The ordinary shares deemed to be in issue represent the vested RSUs granted to qualified directors and employees.

Schedule of earnings per share

(ii)Calculations of basic loss per Class A and Class B ordinary share

	For the six months ended
	June 30,
	2025	2026
Loss attributable to shareholders of the Company (in RMB’000)	(791,517)	(789,750)
Weighted average number of Class A and Class B ordinary shares for the period (in ‘000)	906,856	1,001,081
Basic loss per Class A and Class B ordinary share (in RMB)	(0.87)	(0.79)